Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease revenue	$ 738	$ 764	$ 888
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Premises and equipment	Premises and equipment
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Right of use lease assets	$ 1,400	$ 1,600
Lease liabilities	1,600	1,700
Lease cost	$ 496	$ 390	$ 364